Condensed Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss) (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Total revenues	$ 34,079,482	$ 44,091,053
Cost of revenue
Total cost of revenues	23,408,079	28,306,213
Gross profit	10,671,403	15,784,840
Operating expenses
Sales and marketing expenses	4,357,836	3,027,223
General and administrative expenses	5,602,754	919,089
Total operating expenses	9,960,590	3,946,312
Income from operations	710,813	11,838,528
Other income (expenses)
Interest income	90,907	49,333
Interest expenses	(23,793)	(12,820)
Amortization of financing cost	(20,322)
Foreign currency exchange (loss)/ gain, net	(6,920)
Total other income (expenses), net	39,872	36,513
Income before income taxes	750,685	11,875,041
Income tax expense	(1,356,819)	(2,970,179)
Net (loss) income	(606,134)	8,904,862
Including:
Net (loss) income attributable to the Company’s shareholders	(606,134)	8,906,124
Net loss attributable to minority interests		(1,262)
Net (loss) income	(606,134)	8,904,862
Other comprehensive income
Foreign currency translation adjustment, net of nil tax	696,050	3,080,618
Total comprehensive income	$ 89,916	$ 11,985,480
Net income per share—basic and diluted (in Dollars per share)	$ (0.02)	$ 0.32
Weighted average number of ordinary shares outstanding—basic and diluted (in Shares)	33,581,556	28,000,000
Installation and maintenance
Revenue
Total revenues	$ 21,979,399	$ 32,055,964
Cost of revenue
Total cost of revenues	14,693,065	19,837,880
Housekeeping
Revenue
Total revenues	8,009,015	9,630,598
Cost of revenue
Total cost of revenues	6,687,377	7,358,322
Senior care
Revenue
Total revenues	4,091,068	2,404,491
Cost of revenue
Total cost of revenues	$ 2,027,637	$ 1,110,011